Taxes (Details) - Schedule of statutory effective tax rate		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Statutory Effective Tax Rate [Abstract]
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(7.70%)	(6.80%)	(7.90%)
Permanent difference		0.30%	0.50%	0.80%
Change in valuation allowance		1.20%	2.20%	(2.90%)
Effective tax rate		18.80%	20.90%	15.00%

[1]	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu and Chonqqing Huafu are subject to a favorable tax rate of 10%.